Antonio Alberti
Managing Director
Securities Operations

CERTNYS

NYSE Group

07046103

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

1-9114

March 5, 2007

MAR 05 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Mylan Laboratories Inc., 1.25% Senior Convertible Notes due 2012 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 5, 2007. Tentative listing date – March 7, 2007.

Sincerely,

PROCESSED
MAR 07 2007
THOMSON
FINANCIAL

END